SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Business combinations
We accounted for our acquisition of the Former Golden Ocean on March 31, 2015 as a business combination and have measured the identifiable assets acquired and the liabilities assumed at their acquisition date fair values. The consideration transferred has been measured at fair value based on the closing price of our shares on the date of acquisition and the fair value of the vested share options in the Former Golden Ocean. The surplus of the fair value of the net assets acquired over the fair value of the consideration transferred is recognized as a bargain purchase gain. Acquisition related costs are expensed as incurred.

Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires us to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: impairment of assets and other than temporary impairments of uncollectible securities, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the market assumptions used when valuing acquired time charter contracts, the expected revenues earned by vessels held under capital lease and the operating costs (including dry docking costs) of those vessels and the discount rate used in cash flow based valuations, The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Discontinued operations
We believe that the disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. In 2013, we determined that an individual vessel within a vessel class was not a component as defined by the then accounting standard as we did not believe that the operations of an individual vessel within a vessel class could be clearly distinguished. Generally, we believed that all of the vessels in a vessel class represented a component as defined for the purpose of discontinued operations and presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC met the criteria for held for sale at December 31, 2012. The remaining VLCC was sold during 2013.

Reporting and functional currency
Our functional currency is the United States dollar as all revenues are received in United States dollars and a majority of our expenditures are made in United States dollars. We and our subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from voyage charters and time charters. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognized as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period. We use a discharge-to-discharge basis in determining percentage of completion for all voyage charters whereby we recognize revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, we did not recognize revenue if a charter was not contractually committed to by a customer and us, even if the vessel discharged its cargo and was sailing to the anticipated load port on its next voyage. Revenues generated through revenue sharing agreements are presented gross when the Company is the primary obligor under the charter parties.

Demurrage is a form of damages for breaching the period allowed to load and unload cargo in a voyage charter, or the laytime, and is recognized as income according to the terms of the voyage charter contract when the charterer remains in possession of the vessel after the agreed laytime.

Claims for unpaid charter hire and damages for early termination of time charters or bareboat charters are recorded upon receipt of cash when collectability is not reasonably assured. Such amounts related to services previously rendered are recorded as time charter or bareboat charter revenue. Amounts in excess of services previously rendered are classified as other operating income.

Charter hire expense
Charter hire expense is charged to the consolidated statement of operations on a straight-line basis over the lease term.

Contingent rental expense (income)
Any contingent elements of rental expense (income), such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains include losses from the sale of vessels and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel.

A deferred gain arises when we enter into a sale-leaseback transaction regarding a vessel and we do not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. We recognize the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Impairment of vessels and newbuildings
The carrying values of our long-lived assets and newbuildings under construction are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings, and eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Fair value is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at our current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Earnings per share
Basic earnings per share is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Short term restricted cash comprises collateral deposits for derivative trading. Long term restricted cash is the minimum balance that must be maintained at all times in accordance with our loan agreements with various banks.

Marketable securities
Our marketable securities are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the consolidated statement of operations as impairment loss on shares.

Derivatives
Our derivative instruments include interest-rate swap agreements, foreign currency swaps, forward freight agreements and bunker hedges. These derivatives are considered to be economic hedges. However, none of these derivative instruments have been designated as hedges for accounting purposes. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without changes in the fair values are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in Loss on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.

Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.

Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.

Inventories
Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and depreciation
Vessels are stated at cost less accumulated depreciation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
We charter in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where we have substantially all the risks and rewards of ownership, are classified as capital leases. Two capital leases were acquired as a result of the Merger, and the leasehold interest in these capital leased assets has been recorded at fair value. The obligations under these capital leases have been recorded at fair value based on the value of the contractual lease payments that is expected to accrue over the terms of the leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period. Depreciation of vessels and equipment under capital lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which we have had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Amortization of deferred charges is included in other financial items.

As of January 1, 2016, under the requirements of ASU 2015-03, we changed the presentation of debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the related debt rather than as an asset. The change was retrospectively applied and debt issuance costs of $5.4 million at December 31, 2016 (December 31, 2015: $5.8 million) are presented as a deduction from the carrying amount of our debt.

Value of long term charter contracts
We account for the fair value of long term charter contracts, which were related to certain vessels acquired as a result of the Merger as a separate asset or liability. The fair value is calculated as the net present value of the difference in cash flows arising over the period of the contract when the expected cash flows from the contract are compared to expected cash flows from comparable contracts at the acquisition date. An asset has been recorded for contracts, which are favorable to us and a liability has been recorded for contracts, which are unfavorable to us. The favorable contracts had remaining terms of ten months to 7.5 years at the time of the merger and the unfavorable contracts had remaining terms of three months to ten years. The fair value is amortized over the period of the contract on a straight line basis, except for the value of a contract of affreightment, which is amortized to reflect the timing of the expected economic benefit.

The amortization of favorable contracts is recorded as a reduction of time charter revenues and the amortization of unfavorable contracts is recorded as a reduction of charter hire expenses in the consolidated statement of operations.

Equity method investments
Investments in companies over which we have the ability to exercise significant influence but do not control are accounted for using the equity method. We record our investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and our share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of associated companies". The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

The carrying values of equity method investments are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each individual equity method investments by estimating the fair value of the net assets of the company. An impairment loss is recorded equal to the difference between the investments carrying value and fair value. Fair value of investment is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations of the investments underlying assets.

Borrowings - loan amendments
Short term obligations that we intend to refinance on a long term basis when the intent to refinance is supported by the ability to consummate the refinancing, are classified as long term liabilities at the balance sheet date.

This is demonstrated by either a post balance sheet issuance of a long term obligation before the balance sheet is issued or when we enter into a financing agreement which clearly permits us to refinance the obligation on a long term basis, on terms that are readily determinable. If the Company enters into a financing agreement, the agreement must not expire within one year of the balance sheet date, no violations of any provisions of the financing agreement should have occurred at the balance sheet date or before the balance sheet is issued and the prospective lender or investor who has entered into the financing agreement should be to be financially capable of honoring the agreement.

Convertible bond
In January 2014, the Former Golden Ocean issued a $200 million convertible bond, which we assumed at the time of the Merger. It includes a loan component and an option to convert the loan to shares, which has not been bifurcated from the loan component and accounted for separately as it is indexed to our shares and would be classified as shareholders equity if it were a free standing derivative. The fair value of the convertible bond was determined to be $161.2 million at the time of the Merger based on the quoted price of 80.6%. The difference of $38.8 million is being amortized over the remaining life of the bond, and recorded as interest expense, so as to maintain a constant effective rate so that the convertible bond will have a value of $200 million on maturity.

Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Stock-based compensation

Restricted Stock Units ("RSUs")
We account for 50% of the RSUs issued to the directors as equity classified awards and we account for the remaining 50% as liability classified awards. We account for the RSUs issued to the management companies as liability classified awards. The RSU expense has been recognized in the consolidated statement of operations based on the straight-line method.

The fair value of an equity instrument issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. We have obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

We expense the fair value of stock options issued to employees on a straight line basis over the period the options vest. No compensation cost is recognized for stock options for which employees do not render the requisite service.

Share Options Scheme
Stock based compensation represents the cost of vested and non-vested shares and share options granted to employees and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized (generally as compensation expense) over the requisite service period for all awards that vest based on the ’straight-line method’ which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.

Transactions subject to common control and effect of acquisition from shareholder
The acquisition of twelve special purpose companies, each owning one newbuilding contract, from Frontline 2012 in March 2015 is recorded at historical carrying values as the transaction was determined to be between entities under common control and the difference of $59.7 million between the aggregate consideration paid by us and the historic carrying values recognized by Frontline 2012 has been recorded as additional contributed capital surplus.

Financial instruments
In determining the fair value of our financial instruments, we use a variety of methods and assumptions that are based on market conditions and risks, including determining the impact of nonperformance risks, existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Other comprehensive income/(loss):
The statement of other comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) (“OCI”) and total comprehensive income/(loss) in two separate and consecutive statements.